BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)															12 Months Ended
		Mar. 01, 2026	Feb. 12, 2026	Dec. 23, 2025	Dec. 15, 2025	Dec. 11, 2025	Sep. 08, 2025	Jun. 25, 2025	Jun. 18, 2025	Mar. 18, 2025	Mar. 16, 2025	Jan. 27, 2025	Oct. 07, 2024	Jan. 10, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 30, 2025	Dec. 16, 2024	Jul. 08, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 21, 2023
Property, Plant and Equipment [Line Items]
Stockholders' Equity Note, Stock Split							1-for-10 reverse stock split
Cash															$ 3,480,151
Net loss															15,723,636	$ 23,753,863
Accumulated deficit															68,342,584	52,618,948
Stockholders' deficit															5,813,683	19,385,784				$ 3,734,762	$ 3,734,762
Stock Issued During Period, Value, New Issues															2,133,697	268,998
Proceeds from Issuance of Common Stock															2,133,697	260,927
Share Price																			$ 100.00
Gross proceeds															$ 10,270,400
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 115.00
Class of Warrant or Right, Outstanding															10,430,800	10,430,800
Deferred Offering Costs																$ 6,496,114				1,005,109
[custom:AdjustmentsToAdditionalPaidInCapitalTransactionCosts]															$ 7,501,223	7,501,223
Deferred Costs, Current															25,000	116,121
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs															86,121
[custom:DeferredOfferingCostsExpensed-0]																				30,000
Purchase of land														$ 1,662,030
Land														$ 78,535
Capital project costs															5,354,493	3,320,403		$ 3,320,403
Additional capital project costs															2,034,090
Monthly rent															$ 31,242	31,242
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life															5 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life															3 years
IPO [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Value, New Issues										$ 172,841		$ 1,159,331
Issuance of shares								110,000	2,150,000			479,200
Gross proceeds								$ 220,000	$ 4,300,000	$ 2,971,040	$ 2,971,040	$ 5,750,400
Warrants to purchase									2,150,000		479,200
Public offering price								$ 2.00	$ 2.00			$ 12.00
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 6.20	$ 13.00
IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Gross proceeds								$ 4,520,000
Warrants to purchase												479,200
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Monthly rent		$ 8,761
Deposits		$ 17,523
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net loss	[1]
Stockholders' deficit	[1]														(975)	(460)				$ (402)	$ (87)
Stock Issued During Period, Value, New Issues	[1]														$ 64	$ 1
Issuance of shares	[1]														638,048	5,583
Public offering price																						$ 120.00
Class of Warrant or Right, Outstanding																	730,689
[custom:AdjustmentsToAdditionalPaidInCapitalTransactionCosts]	[1]
Common Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Value, New Issues			$ 10,000,000
Issuance of shares			29,067
Gross proceeds			$ 94,193
Warrant [Member]
Property, Plant and Equipment [Line Items]
Share Price															$ 3.61
Warrants to purchase											9,584,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 5.837							$ 7.00
Class of Warrant or Right, Outstanding				411,245							958,400						958,400
Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Value, New Issues													$ 50,000,000
Purchase Agreement [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Issuance of shares															638,048
Proceeds from Issuance of Common Stock															$ 2,069,685
Letter Agreement [Member]
Property, Plant and Equipment [Line Items]
Cash					$ 157,314
Letter Agreement [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Issuance of shares					35,753
Proceeds from Repayment of Loans to Purchase Common Stock						$ 471,942
Share Price						$ 4.40
Securities Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Outstanding				411,245
Proceeds from Issuance of Other Long-Term Debt				$ 4,000,000
Proceeds from Issuance of Secured Debt				4,800,000
Other Commitment				100,000
Proceeds from Debt, Net of Issuance Costs				3,792,500
Securities Purchase Agreement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Issuance of Long-Term Debt				$ 15,000,000

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.